Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Jul. 29, 2016
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Investor Class
Prospectus:
Trading Symbol	VICEX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class A
Prospectus:
Trading Symbol	VICAX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class C
Prospectus:
Trading Symbol	VICCX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Institutional Class
Prospectus:
Trading Symbol	VICVX